Income Taxes	6 Months Ended
Jun. 26, 2011
Income Taxes
Income Taxes

12. INCOME TAXES

The Company recorded an income tax benefit of $6.4 million, a 2.5% effective tax rate, for the twenty-six weeks ended June 26, 2011, compared to an income tax benefit of $34.8 million, a 76.4% effective tax rate, for the twenty-six weeks ended June 27, 2010. The income tax benefit recognized for the twenty-six weeks ended June 26, 2011 was primarily the result of the tax benefit recorded on the Company's year-to-date loss that is expected to be realized, partially offset by tax expense for items originating in the prior year.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected future taxable income and tax-planning strategies in making this assessment. As of June 26, 2011, the Company does not believe it has sufficient positive evidence to conclude that realization of its federal, state and foreign deferred tax assets is more likely than not to be realized.

With few exceptions, the Company is no longer subject to US federal, state or local income tax examinations for years prior to 2003 and is no longer subject to Mexico income tax examination for years prior to 2006. The Company continues to be under examination for Gold Kist and its subsidiaries for the tax years ended June 30, 2004 through December 27, 2006. The Company is still currently working with the Internal Revenue Service ("IRS") through the normal processes and procedures to resolve the IRS' proofs of claim. There has been no significant change in the resolution of the IRS' claim since December 26, 2010. See "Note 16. Commitments and Contingencies" for additional information.